Other assets	12 Months Ended
Dec. 31, 2013
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other assets
Other assets
a) Other assets are as follows:

	December 31, 2013	December 31, 2012
Prepaid lease payments (note 8)	$1,274	$97
Intangible assets (note 12(b))	7,043	12,063
Deferred financing costs (note 12(c))	3,813	5,350
	$12,130	$17,510

b) Intangible assets

December 31, 2013	Cost	Accumulated Amortization	Net Book Value
Other intangible assets	$350	$350	$—
Internal-use software	22,713	15,670	7,043
	$23,063	$16,020	$7,043

December 31, 2012	Cost	Accumulated Amortization	Net Book Value
Customer relationships and backlog	$4,442	$1,960	$2,482
Other intangible assets	2,364	1,523	841
Internal-use software	19,887	12,425	7,462
Patents	2,017	739	1,278
	$28,710	$16,647	$12,063

During the year ended December 31, 2013, the Company capitalized $2,826 (2012 – $4,305) related to internally developed computer software.
Amortization of intangible assets for the year ended December 31, 2013 was $3,276 (2012 – $3,686). The estimated amortization expense for future years is as follows:

For the year ending December 31,
2014	$3,003
2015	2,198
2016	1,255
2017	587
$7,043

c) Deferred financing costs

December 31, 2013	Cost	Accumulated Amortization	Net Book Value
Revolving Facilities	$6,881	$5,994	$887
Series 1 Debentures	8,655	5,729	2,926
	$15,536	$11,723	$3,813

December 31, 2012	Cost	Accumulated Amortization	Net Book Value
Term and Revolving Facilities	$5,861	$5,233	$628
Series 1 Debentures	6,886	2,164	4,722
	$12,747	$7,397	$5,350

During the year ended December 31, 2013, financing fees of $1,020 were incurred in connection with modifications made to the amended and restated credit agreement (2012 – $439) (note 15(b)). During the year ended December 31, 2013, financing fees of $1,769 were incurred in connection with the Series 1 Debentures (2012 – $nil) (note 15(d)). These fees have been recorded as deferred financing costs and are being amortized using the effective interest method over the term of the credit agreement and the Series 1 Debentures, respectively.
Amortization of deferred financing costs included in interest expense for the year ended December 31, 2013 was $4,326 (2012 – $1,623). Upon the partial redemption of the Series 1 Debentures on July 22, 2013, a portion of the unamortized deferred financing costs related to the redeemed Series 1 Debentures of $2,737 were expensed and included in amortization of deferred financing costs (note 15(d)).